UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS Latin America Equity Fund
	Shares	Value ($)
Equity Securities 99.3%
Argentina 4.2%
BBVA Banco Frances SA (ADR)* (a)	82,419	479,679
Grupo Clarin SA "B", (GDR) (REG S)*	72,754	381,959
Grupo Financiero Galicia SA (ADR) (a)	533,737	4,243,209
YPF SA (ADR) (a)	473,144	10,499,065

(Cost $16,940,992)		15,603,912
Belgium 4.7%
Anheuser-Busch InBev NV (ADR) (Cost $16,269,233)	179,000	17,164,310
Brazil 59.2%
Ambev SA	1,687,750	11,252,832
Ambev SA (ADR)	1,359,830	8,893,288
Banco Bradesco SA (ADR) (a)	99,545	1,048,209
Banco Bradesco SA (Preferred)	1,742,300	18,886,799
Banco do Brasil SA	1,036,500	8,972,334
Banco Santander Brasil SA (Units)	700,000	3,266,135
BB Seguridade Participacoes SA	1,970,810	18,538,231
Brasil Pharma SA*	1,142,541	2,376,694
Braskem SA "A" (Preferred)*	52	400
Cielo SA	210,000	5,590,138
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Preferred)	523,384	20,256,528
Gafisa SA	13,739,071	17,478,068
Itau Unibanco Holding SA (Preferred)	2,458,164	30,843,554
Lojas Americanas SA (Preferred)	3,232,607	19,691,007
Petroleo Brasileiro SA	2,277,538	12,995,628
Petroleo Brasileiro SA (ADR)	300,000	3,570,000
Petroleo Brasileiro SA (Preferred)	3,090,000	18,822,335
Raia Drogasil SA	1,390,059	8,369,442
Telefonica Brasil SA (Preferred)	210,000	3,991,588
Tim Participacoes SA	744,474	3,899,369

(Cost $250,087,326)		218,742,579
Chile 4.4%
Banco de Chile	19,814,268	2,447,263
Banco Santander Chile (ADR) (a)	195,302	3,804,483
CFR Pharmaceuticals SA	19,500,000	3,950,065
Corpbanca SA	475,597,745	5,231,900
Corpbanca SA (ADR)	55,120	908,929

(Cost $18,985,338)		16,342,640
Colombia 2.2%
Almacenes Exito SA	285,500	3,752,992
Grupo de Inversiones Suramericana SA	289,200	4,404,152

(Cost $10,642,470)		8,157,144
Luxembourg 2.3%
Tenaris SA (ADR) (a) (b) (Cost $7,622,868)	194,000	8,629,120
Mexico 10.0%
Compartamos SAB de CV	1,621,058	2,927,213
Corporativo Fragua SAB de CV	276,000	4,684,612
Fomento Economico Mexicano SAB de CV	470,000	4,251,226
Gruma SAB de CV "B"*	228,720	1,864,101
Grupo Financiero Inbursa SAB de CV "O"	2,435,260	6,072,672
Grupo Herdez SAB de CV	1,459,090	4,555,974
Grupo Lala SAB de CV	1,981,982	4,223,605
Grupo Mexico SAB de CV "B"	2,612,085	8,413,984

(Cost $34,741,802)		36,993,387
Peru 3.8%
Grana y Montero SA (ADR)*	246,924	5,205,158
Inretail Peru Corp.*	575,500	8,848,312

(Cost $16,809,118)		14,053,470
Puerto Rico 2.9%
Popular, Inc.* (Cost $12,307,300)	399,500	10,546,800
Spain 2.8%
Banco Santander SA (ADR) (a)	222,194	1,919,756
Mapfre SA	1,000,000	4,126,217
Prosegur Cia de Seguridad SA (Registered)	729,468	4,382,217

(Cost $10,260,577)		10,428,190
United States 2.8%
First Cash Financial Services, Inc.* (a) (b) (Cost $11,543,078)	206,785	10,161,415

Total Equity Securities (Cost $406,210,102)		366,822,967

	Units	Value ($)
Other Investments 0.0%
Brazil
TOTVS SA (Debenture Unit), 3.5%, 8/19/2019 (c) (Cost $478,354)	43,800	128,485

	Shares	Value ($)
Securities Lending Collateral 6.5%
Daily Assets Fund Institutional, 0.08% (d) (e) (Cost $24,148,656)	24,148,656	24,148,656
Cash Equivalents 0.0%
Central Cash Management Fund, 0.04% (d) (Cost $86,197)	86,197	86,197

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $430,923,309) †	105.8	391,186,305
Other Assets and Liabilities, Net	(5.8)	(21,584,719)

Net Assets	100.0	369,601,586

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $433,893,936.  At January 31, 2014, net unrealized depreciation for all securities based on tax cost was $42,707,631.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,965,238 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $56,672,869.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2014 amounted to $23,196,587, which is 6.3% of net assets.

(b)	Security is listed in country of domicile. Significant business activities of company are in Latin America.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008 to August 2013	478,354	128,485	0.03

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$15,603,912	$—	$—	$15,603,912
Belgium	17,164,310	—	—	17,164,310
Brazil	218,742,579	—	—	218,742,579
Chile	16,342,640	—	—	16,342,640
Colombia	8,157,144	—	—	8,157,144
Luxembourg	8,629,120	—	—	8,629,120
Mexico	36,993,387	—	—	36,993,387
Peru	14,053,470	—	—	14,053,470
Puerto Rico	10,546,800	—	—	10,546,800
Spain	1,919,756	8,508,434	—	10,428,190
United States	10,161,415	—	—	10,161,415
Other Investments	—	—	128,485	128,485
Short-Term Investments(f)	24,234,853	—	—	24,234,853
Total	$382,549,386	$8,508,434	$128,485	$391,186,305

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014